Note 9 - Other Disclosures - Options Granted (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)	Jan. 01, 2022
Statement Line Items [Line Items]
Number of options	1,562,977	1,805,100	0
Number of share options exercised in share-based payment arrangement	242,123	(0)
Weighted average fair value at grant date (EUR) (in EUR per share) | € / shares	€ 19.26	€ 19.26
Increase in equity (kEUR)	€ 1,447	€ 1,981	€ 32,160
Number of share options outstanding in share-based payment arrangement at end of period	1,562,977	1,805,100	0
Conversion stock option program (CSOP) [member]
Statement Line Items [Line Items]
Number of options		1,805,100		1,805,100
Number of share options outstanding in share-based payment arrangement at end of period		1,805,100		1,805,100
Share options1 [member]
Statement Line Items [Line Items]
Expense of the period (kEUR)	€ 652	€ 1,898
Increase in equity (kEUR)	€ 652	€ 1,898